Notes Payable and Debt and Financing Arrangements - Financing Structure (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Total commitment available	$ 3,275,000		$ 2,675,000
Total debt outstanding before fair value hedge	2,260,436	[1]	1,666,103	[1]
Adjustment to carrying value - impact of fair value hedges	2,767	[1]	6,675	[1]
Notes payable and debt	2,263,203	[1]	1,672,778	[1]
Percentage Ownership Of Subsidiaries	100.00%		100.00%
Letter of credit facility
Debt Instrument [Line Items]
Available credit facilities - commitments	3,575,000		4,000,000
Available letter of credit facilities - in use	1,895,425	[1]	1,757,250	[1]
Revolving credit facility
Debt Instrument [Line Items]
Available credit facilities - commitments	1,000,000		1,000,000
Available letter of credit facilities - in use	0	[1]	0	[1]
Term of credit facility	5 years
Senior notes | 5.25% Senior Notes due 2014
Debt Instrument [Line Items]
Debt instrument face amount	600,000		600,000
Total debt outstanding before fair value hedge	599,346	[1]	598,424	[1]
Debt instrument interest rate, stated percentage	5.25%
Senior notes | 2.3% Senior Notes due 2018
Debt Instrument [Line Items]
Debt instrument face amount	300,000		0
Total debt outstanding before fair value hedge	296,683	[1]	0	[1]
Debt instrument interest rate, stated percentage	2.30%
Senior notes | 5.75% Senior Notes due 2021
Debt Instrument [Line Items]
Debt instrument face amount	400,000		400,000
Total debt outstanding before fair value hedge	396,661	[1]	396,230	[1]
Debt instrument interest rate, stated percentage	5.75%
Senior notes | 6.375% Senior Notes due 2024
Debt Instrument [Line Items]
Debt instrument face amount	350,000		350,000
Total debt outstanding before fair value hedge	348,811	[1]	348,701	[1]
Debt instrument interest rate, stated percentage	6.375%
Senior notes | 6.25% Senior Notes due 2027
Debt Instrument [Line Items]
Debt instrument face amount	325,000		325,000
Total debt outstanding before fair value hedge	322,905	[1]	322,748	[1]
Debt instrument interest rate, stated percentage	6.25%
Senior notes | 5.25% Senior Notes due 2043
Debt Instrument [Line Items]
Debt instrument face amount	300,000		0
Total debt outstanding before fair value hedge	$ 296,030	[1]	$ 0	[1]
Debt instrument interest rate, stated percentage	5.25%

[1]	“In Use” and “Outstanding” data represent December 31, 2013 and 2012 accreted values.